Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Consolidated statements of comprehensive income [Abstract]
Profit/(loss) for the period	$ (38,265)	$ (3,690)
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	(54,699)	(48,764)
Currency translation differences	(31,425)	(22,975)
Tax effect	13,594	12,234
Net income/(expenses) recognized directly in equity	(72,530)	(59,505)
Cash flow hedges	14,529	14,146
Tax effect	(3,632)	(3,537)
Transfers to income statement	10,897	10,609
Other comprehensive income/(loss)	(61,633)	(48,896)
Total comprehensive income/(loss) for the period	(99,898)	(52,586)
Total comprehensive (income)/loss attributable to non-controlling interest	8,891	639
Total comprehensive income/(loss) attributable to the Company	$ (91,007)	$ (51,947)